Property and Equipment - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 15, 2021 CAD ($) store $ / shares shares	Oct. 31, 2021 CAD ($) location	Oct. 31, 2020 CAD ($)
Meta Growth Corp. Acquisition
Disclosure of detailed information about property, plant and equipment [line items]
Number of locations identified in acquisition | location		2
Impairment loss		$ 133
Halo Labs Inc
Disclosure of detailed information about property, plant and equipment [line items]
Number of retail stores sold | store	3
Gross proceeds	$ 5,700
Deposit for sale of retail stores	$ 3,500
Consideration for sale of retail stores (in shares) | shares	13,461,538
Consideration for sale of retail stores (price per share) | $ / shares	$ 0.26
Proceeds from sale of deposit shares			$ 1,700
Principal amount of convertible promissory note	$ 1,800
Conversion price | $ / shares	$ 0.16
Fair value of promissory note	$ 1,522
Risk adjusted discount rate	15.00%
Gain on sale of assets		2,654
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions		$ 2,170	$ 1,020
Meta Growth Corp
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of interest sold		49.00%
Gain (loss) on disposals investments in joint ventures		$ 647